Non-controlling interest (Details 1) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025
IfrsStatementLineItems [Line Items]
Revenue	$ 32,848	$ 12,474	$ 92,037	$ 34,109
Income tax expense	7,742	1,110	19,112	2,945
Comprehensive income for the period	8,371	1,105	(5,902)	1,301
Non-controlling interests [member] | Buckreef [Member]
IfrsStatementLineItems [Line Items]
Revenue	32,848	12,474	92,037	34,109
Depreciation	1,891	823	5,003	2,309
Accretion expense	225	190	651	615
Income tax expense	7,742	1,110	19,112	2,945
Comprehensive income for the period	$ 12,293	$ 2,940	$ 35,118	$ 6,797